VESSELS UNDER CAPITAL LEASE, NET Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Leases [Abstract]
Early contract termination fees		$ 8,900
Reduction in capital lease obligations		20,600
(Loss) gain on lease termination	$ 5,800	$ 5,819	$ (8,327)